Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee Income From Financial Services [Abstract]
Accounts maintenance, carriage, transfers, and debit and credit card fees	S/ 651,255	S/ 623,480	S/ 601,091
Banking services fees	220,207	186,783	167,805
Funds management	147,954	148,048	139,215
Contingent loans fees	56,153	61,766	60,205
Collection services	41,010	37,068	32,792
Brokerage and custody services	9,109	11,035	11,638
Other	40,801	33,758	27,207
Total	1,166,489	1,101,938	1,039,953
Credit cards	(118,675)	(103,645)	(81,459)
Credit card insurance premiums	(48,866)	(58,931)	(50,777)
Foreign banks fees	(17,172)	(15,324)	(12,937)
Brokerage and custody services	(642)	(1,877)	(3,754)
Others	(55,249)	(47,735)	(41,784)
Total	(240,604)	(227,512)	(190,711)
Net	S/ 925,885	S/ 874,426	S/ 849,242